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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois    November 14, 2012
   -------------------------------   -------------------   -----------------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   25
                                        --------------------

Form 13F Information Table Value Total:              318,628
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- ------------- ----------- -------- ---------------------- ------------ ---------- --------------------
                                 TITLE                    VALUE  SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER           OF CLASS       CUSIP     (x$1000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED   NONE
---------------------------- ------------- ----------- -------- --------- ----- ------ ------------ ---------- ---- --------- -----
ADVANCE AUTO PARTS INC            COM      00751Y 10 6   18,282   267,130  SH             OTHER          *            267,130
CBRE GROUP INC                  CLASS A    12504L 10 9    2,340   127,100  SH             OTHER          *            127,100
CENVEO INC                        COM      15670S 10 5      965   421,266  SH             OTHER          *            421,266
CHARTER COMMUNICATIONS INC
 DEL                          CLASS A NEW  16117M 30 5   30,505   406,356  SH             OTHER          *            406,356
CHILDRENS PL RETAIL STORES
 INC                              COM      168905 10 7   19,080   317,992  SH             OTHER          *            317,992
COMCAST CORP NEW                CLASS A    20030N 10 1    8,764   245,000  SH             OTHER          *            245,000
DECKERS OUTDOOR CORP              COM      243537 10 7   13,579   370,598  SH             OTHER          *            370,598
DOMTAR CORP                     COM NEW    257559 20 3    9,160   117,000  SH             OTHER          *            117,000
GAMESTOP CORP NEW               CLASS A    36467W 10 9    1,316    62,669  SH             OTHER          *             62,669
GOOGLE INC                      CLASS A    38259P 50 8   17,580    23,300  SH             OTHER          *             23,300
JDA SOFTWARE GROUP INC            COM      46612K 10 8   25,740   809,948  SH             OTHER          *            809,948
LEVEL 3 COMMUNICATIONS INC      COM NEW    52729N 30 8    7,693   334,900  SH             OTHER          *            334,900
LIVE NATION ENTERTAINMENT
 INC                              COM      538034 10 9    6,715   779,899  SH             OTHER          *            779,899
LOWES COS INC                     COM      548661 10 7   14,539   480,781  SH             OTHER          *            480,781
MICROSOFT CORP                    COM      594918 10 4   26,665   895,400  SH             OTHER          *            895,400
NRG ENERGY INC                  COM NEW    629377 50 8   21,438 1,002,233  SH             OTHER          *          1,002,233

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
PACKAGING CORP AMER               COM      695156 10 9    2,501    68,906  SH             OTHER          *             68,906
ROCK-TENN CO                    CLASS A    772739 20 7   26,280   364,085  SH             OTHER          *            364,085
SAFEWAY INC                     COM NEW    786514 20 8    4,274   265,600  SH             OTHER          *            265,600
SIGNET JEWELERS LTD               SHS      G81276 10 0   22,975   471,191  SH             OTHER          *            471,191
SMITHFIELD FOODS INC              COM      832248 10 8    4,472   227,600  SH             OTHER          *            227,600
TYSON FOODS INC                 CLASS A    902494 10 3    4,372   272,900  SH             OTHER          *            272,900
UNITED CONTL HLDGS INC            COM      910047 10 9    6,076   311,600  SH             OTHER          *            311,600
URBAN OUTFITTERS INC              COM      917047 10 2   11,436   304,471  SH             OTHER          *            304,471
WABCO HLDGS INC                   COM      92927K 10 2   11,882   206,040  SH             OTHER          *            206,040


*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.